CONTRACTS IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2016
Contractors [Abstract]
Schedule of Costs and Estimated Earnings in Excess of Billings on Uncompleted Contracts
Costs and estimated earnings in excess of billings on uncompleted contracts:

	December 31,
	2016	2015

Costs incurred on uncompleted contracts	$21,616	$19,167
Estimated earnings	9,067	6,465

	30,683	25,632
Less - billings and progress payments	28,879	23,425

Costs and estimated earnings in excess of billings on uncompleted contracts	1,804	2,207

Less: Long-term portion	708	-

Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	$1,096	$2,207